                          Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                           MFS(R) Capital Growth Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) Gold & Natural Resources Fund
                        MFS(R) Growth Opportunities Fund
                           MFS(R) Managed Sectors Fund
                                 MFS(R) OTC Fund
                              MFS(R) Research Fund
                                MFS(R) Value Fund
                            MFS(R) Total Return Fund
                              MFS(R) Utilities Fund
                                MFS(R) Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                             MFS(R) High Income Fund
                         MFS(R) Intermediate Income Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) World Equity Fund
                          MFS(R) World Governments Fund
                            MFS(R) World Growth Fund
                         MFS(R) World Total Return Fund
                       MFS(R) World Asset Allocation Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund

                      Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                The date of this Supplement is February 1, 1995.

                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                          MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Advest, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Advest, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Cowen & Company 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Cowen & Company an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Crowell Weedon & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Crowell Weedon & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Dain Bosworth, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Dain Bosworth, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay EVEREN Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay EVEREN Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Gruntal & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Gruntal & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Interstate Johnson Lane 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Interstate Johnson Lane an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay J.C. Bradford & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay J.C. Bradford & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Morgan Keegan & Company, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Morgan Keegan & Company, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay M.L. Stern & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay M.L. Stern & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Principal Financial Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Principal Financial Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Piper Jaffray, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Piper Jaffray, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Roney & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Roney & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Rauscher Pierce Refsnes, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Rauscher Pierce Refsnes, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST


                      Supplement to the Current Prospectus


         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Robert W. Baird & Co. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Robert W. Baird & Co. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus



         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Sutro & Co., Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Sutro & Co., Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.

                 The date of this Supplement is April 1, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus


         During the period from April 1, 1997 through May 30, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Scott & Stringfellow, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Scott & Stringfellow, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                 The date of this Supplement is April 1, 1997.